ROBERTSON STEPHENS MUTUAL FUNDS
The MicroCap Growth Fund
Second-Quarter Report
June 30, 1997


MICROCAP GROWTH

The Microcap Growth Fund SECOND-QUARTER REPORT


FUND PHILOSOPHY

The Robertson Stephens MicroCap Growth Fund invests in a diversified portfolio of equity securities of companies with market capitalizations of $250 million or less. The Fund seeks to identify micro-cap companies that the manager believes have the potential for long-term capital appreciation based on superior or niche products or services, operating characteristics, management, or other factors.


CONTENTS

Fund Highlights  1
Report to Shareholders  2
Fund Performance - Class A Shares  6
Portfolio Summary  7
Fund Performance - Class C Shares  8
Schedule of Investments  9
Statement of Assets and Liabilities  13
Statement of Operations  14
Statement of Changes in Net Assets  15
Financial Highlights - Class A Shares  16
Financial Highlights - Class C Shares  17
Notes to Financial Statements  18
Administration  24

                                                  ROBERTSON, STEPHENS & COMPANY


FUND HIGHLIGHTS


PERFORMANCE COMMENTARY
The Fund finished the quarter on a strong note, with all sectors contributing to our good results.


MARKET COMMENTARY
Economic and market uncertainty has produced a preference for the liquidity of large-capitalization stocks to the disadvantage of small-cap investors.


OUTLOOK
We believe a renewed focus on revenue growth will bring attention back to small stocks.


THE PORTFOLIO
Our research remains dedicated to identifying high-growth, micro-cap companies with the sustainable competitive advantage to perpetuate that growth.


ACQUISITION
During the quarter, BankAmerica agreed to acquire Robertson Stephens.
The deal is subject to regulatory and other approvals, and it is expected to be completed as early as September 30, 1997.

[PHOTO]

FUND MANAGER
DAVID J. EVANS
Portfolio Manager
The Robertson Stephens MicroCap Growth Fund

DEAR SHAREHOLDER:


For the second quarter of 1997, The Robertson Stephens MicroCap Growth Fund returned 23.33%, compared to 17.55% for the Russell 2000 Growth Index. For the first six months of the year, the Fund was up 14.36% versus 5.23% for the Russell 2000 Growth Index. For the period from June 18, 1997 (Commencement of Operations) to June 30, 1997, the Fund's Class C shares had a return of 2.20%.

May and June saw a sharp reversal of the first-quarter downtrend that had persisted through April. The improvement came in the context of renewed focus on fundamentals as investors concluded that the Fed was not going to raise interest rates in the near term.

PERFORMANCE COMMENTARY
The Fund finished the quarter on a strong note, with all sectors contributing to our good results. Among our top ten contributors to performance, four came from technology (concentrated in the telecommunications sector), three from health care (two in health care information systems), and three from products/services (representing retail, corrections, and staffing services). Four of our best contributors were also among our top ten holdings, which is similarly diverse. THIS EMPHASIS ON DIVERSIFICATION IS NO ACCIDENT, BUT A CENTRAL ELEMENT IN

"THE FUND FINISHED THE QUARTER ON A STRONG NOTE, WITH ALL SECTORS CONTRIBUTING TO OUR GOOD RESULTS."

OUR RISK-MANAGEMENT PROCESS. The underperformers also were distributed across sectors, with the retail group reflecting economic concerns about consumer spending trends.

During the quarter we reduced our cash position, with the technology sector showing the biggest increase in weighting. Again, we would point out the company-specific nature of our purchases and sales, and thus the resulting sector weightings. While new stocks were introduced in each sector through our ongoing research process, much of the weighting changes resulted from additions to existing holdings.

MARKET COMMENTARY AND OUTLOOK
During much of the first half the market was preoccupied by Fed-watching, and the averages responded dramatically to perceived changes in the likely direction of interest rates. We don't attempt to make such forecasts ourselves, drawing our economic insights from following our portfolio companies closely. Our earlier expectations of moderate growth and low inflation continue to play out.

Economic and market uncertainty has produced a preference for the liquidity of large-capitalization stocks to the disadvantage of small-cap investors. Large-cap stocks have exhibited good earnings growth in recent periods, and the current popularity of indexing also has channeled funds into these securities. These trends have tended to create valuation disparities between large and small stocks.

Earnings growth for many large companies has outpaced revenue growth in recent years. Much of this earnings growth has resulted from years of layoffs, restructuring, and cost-cutting. As these benefits are exhausted, investors will once again focus on revenue growth, a shift that we believe will bring renewed attention to small stocks. This transition is likely, will redress the valuation disparities between large and small stocks, and is impossible to time. For all of these reasons we continue to urge investors to view an investment in the MicroCap Growth Fund as a LONG-TERM investment.

THE PORTFOLIO

Our research remains dedicated to identifying high-growth, micro-cap companies with the sustainable competitive advantage to perpetuate that growth. This search concentrates on the most dynamic sectors of the economy, as well as individual niche markets. One theme that has the ability to operate within all of these sectors is the growing pervasiveness of technology. We invest not only in technology-based products and software, but also in companies that employ technology to their competitive advantage.

MEDIALINK WORLDWIDE (1.97% of the portfolio at quarter-end) is the leader in the distribution of corporate news for its clients to TV, radio, and other media outlets. Its primary medium is the video news release, distributed via satellite. The news clip on the evening news about the latest miracle drug, high-tech factory or electric-powered car was probably produced and distributed by MEDIALINK. Future opportunities for growth include using the Internet as an additional channel of distribution.

In the burgeoning market for adult education, COMPUTER LEARNING CENTERS (2.66%) opens career opportunities through its wide range of information technology programs. At 14 campuses around the country, instruction is provided through both degree and non-degree programs, while experienced professionals can attend short programs in new technologies. Growth is expected to continue through opening additional locations, adding new programs, and recruiting more students to existing campuses.

[PHOTO]

INVESTMENT MANAGEMENT

G. RANDY HECHT
President
Robertson Stephens
Investment Trust
randy_hecht@rsco.com

INVESTMENT TEAM

RESEARCH
Rainerio Reyes

TRADING
Maureen Basney

There are many service businesses emerging to take advantage of new technology. One of the fastest growing is E*TRADE (1.57%), a leader in providing on-line trading and investment information to the individual investor. The availability of multiple electronic gateways to access brokerage accounts provides E*TRADE customers with flexibility, control, and substantial savings. Though still in the early stages of market development, the model can be adapted to deliver other financial services in the future.

These examples are but a few of the instances where technology helps to provide a better, faster and/or cheaper way to meet our needs. In doing so, these companies create new areas for us to seek investment opportunities for the MicroCap Growth Fund.

Today, nearly one year after its inception, the rationale for the Fund is more powerful than ever. New companies continue to be added through an active initial public offering market. The sector remains the least efficient of the equity markets, resulting in opportunity for the investor willing to look for undiscovered growth. We welcome your interest in the Fund and invite you to keep in touch through our Portfolio Manager Hotline and the Robertson Stephens Web site at www.rsim.com.


Sincerely,

/s/ David J. Evans

DAVID J. EVANS
Portfolio Manager
July 24, 1997

TO HEAR MY ONGOING THOUGHTS ON THE FUND, CALL OUR PORTFOLIO MANAGER HOTLINE AT 1-800-766-3863.

"TODAY, NEARLY ONE YEAR AFTER ITS INCEPTION, THE RATIONALE FOR THE FUND IS MORE POWERFUL THAN EVER."

FUND PERFORMANCE - CLASS A SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens MicroCap Growth Fund, the Russell 2000 Growth Index(1), and the S&P 500 Index(2)
IF INVESTED ON AUGUST 15, 1996(3)


[GRAPH]


CUMULATIVE TOTAL RETURNS

                                                                             MICROCAP        RUSSELL 2000             S&P 500
FOR THE PERIOD ENDED 6/30/97                                              GROWTH FUND        GROWTH INDEX(1)            INDEX(2)
--------------------------------------------------------------------------------------------------------------------------------

Since inception (8/15/96)(3)                                                    25.80%              13.88%              35.94%
--------------------------------------------------------------------------------------------------------------------------------

(1) The Russell 2000 Growth Index is a market capitalization-weighted index composed of 2,000 U.S. companies with market capitalizations ranging from $40 million to $450 million and greater-than-average growth rates. Investment results assume the reinvestment of dividends paid on the stocks constituting the index. You cannot invest in an index.

(2) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks comprising the index. You cannot invest in an index itself.

(3) Date that the Fund's Class A shares were first sold to the public.

Investors should realize that all performance data presented is based upon past performance during limited periods of time, and past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security.

PORTFOLIO SUMMARY
AS OF JUNE 30, 1997

[CHART]

Cash/Cash Equivalents 5.4%
Data Processing Services 1.0%
Transportation 1.3%
Consulting Services 1.9%
Network Systems 1.9%
Financial/REIT 2.8%
Computer Hardware/Components 3.0%
Broadcast/Radio 3.3%
Telecommunication 2.0%
Recreation/Entertainment 5.0%
Semiconductors 4.2%
Manufacturing 8.7%
Other/Other Assets, Net 3.2%
Health/Medical/Biotech: 17.8%
Computer Software 15.1%
Commercial Services 13.4%
Consumer/Retail 10.0%


TOP TEN HOLDINGS


1.
COMPUTER LEARNING CENTERS, INC. (2.66%)
Provides information technology and computer-related education and training.

2.
MEDICIS PHARMACEUTICAL CORPORATION (2.42%)
Develops, produces, and markets dermatological products.

3.
ACT MANUFACTURING, INC. (2.38%)
A leading contract manufacturer of complex printed circuit boards used in a variety of networking, telecommunications, and computing products.

4.
CN BIOSCIENCES, INC. (2.28%)
Develops, produces, markets, and distributes products used in disease-related life sciences research.

5.
CORNELL CORRECTIONS, INC. (2.17%)
Operates community-based detention and minimum- to medium-security correction centers for state and federal agencies.

6.
YOUTH SERVICES INTERNATIONAL, INC. (2.06%)
Provides treatment programs for troubled youth. Sells its services to state and local governments and to nonprofit agencies.

7.
TRANSACT TECHNOLOGIES, INC. (2.02%)
Makes transaction-based printers for customers involved in the gaming and lottery markets, kiosk owners, and point-of-sale buyers.

8.
MOLECULAR DEVICES CORPORATION (2.00%)
Makes high-performance bioanalytical measurement systems.

9.
MEDIALINK WORLDWIDE INCORPORATED (1.97%)
Provides video and audio production and distribution services for businesses and other organizations worldwide.

10.
RENT-WAY, INC. (1.94%)
Operates 108 rent-to-own stores in the United States, offering such products as televisions, stereos, and furniture.

FUND PERFORMANCE - CLASS C SHARES

Results of a hypothetical $10,000 investment in The Robertson Stephens MicroCap Growth Fund, the Russell 2000 Growth Index(1), and the S&P 500 Index(2)
IF INVESTED ON JUNE 18, 1997(3)


[GRAPH]


CUMULATIVE TOTAL RETURNS

                                            MICROCAP            MICROCAP           RUSSELL 2000             S&P 500
FOR THE PERIOD ENDED 6/30/97             GROWTH FUND         GROWTH FUND(4)        GROWTH INDEX(1)            INDEX(2)
----------------------------------------------------------------------------------------------------------------------

Since inception (6/18/97)(3)                    3.20%               2.20%                  1.18%              (0.39)%
----------------------------------------------------------------------------------------------------------------------

(1) The Russell 2000 Growth Index is a market capitalization-weighted index composed of 2,000 U.S. companies with market capitalizations ranging from $40 million to $450 million and greater-than-average growth rates. Investment results assume the reinvestment of dividends paid on the stocks constituting the index.

(2) The Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") is a widely recognized, unmanaged index of market activity based on the aggregate performance of a selected portfolio of publicly traded stocks. It is widely recognized as representative of the stock market in general. Investment results assume the reinvestment of dividends paid on the stocks comprising the index. You cannot invest in an index itself.

(3)  Date that the Fund's Class C shares were first sold to the public.

(4) Reflects the contingent deferred sales charge imposed on redemptions within the first year of purchasing shares.

Investors should realize that all performance data presented is based upon past performance during limited periods of time, and past performance is no guarantee of future performance. Investors should also realize that both investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The correlation of performance between an unmanaged index and this Fund is not usually exact.

International investing can involve greater currency fluctuations and less political and economic stability. Investing in smaller companies can involve more volatility, less liquidity, and less publicly available information. Short selling is the sale of a borrowed security, and the price of the security can increase between the date the security is sold and the date when the fund must replace it. Options and futures may not be perfectly correlated to the underlying index or security.

SCHEDULE OF INVESTMENTS


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.4%
Biotransplant, Inc.                                                                                17,000         $   114,750
LifeCell Corporation                                                                               22,000             129,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      244,000
-----------------------------------------------------------------------------------------------------------------------------
BROADCAST/RADIO/TV - 3.3%
Medialink Worldwide, Inc.                                                                          40,000             345,000
Pegasus Communications Corporation                                                                 21,400             238,075
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      583,075
-----------------------------------------------------------------------------------------------------------------------------
CLOTHING-RETAIL - 0.7%
Vans, Inc.                                                                                          8,400             127,050
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      127,050
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES - 13.4%
Abacus Direct Corporation                                                                           8,000             260,000
Computer Learning Centers, Inc.                                                                    11,100             466,200
Cornell Corrections, Inc.                                                                          23,000             379,500
E*Trade Group, Inc.                                                                                14,000             274,750
Rent-Way, Inc.                                                                                     23,000             339,250
Staffmark, Inc.                                                                                    12,000             268,500
Youth Services International, Inc.                                                                 29,800             361,325
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    2,349,525
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE/COMPONENTS - 3.0%
STB Systems, Inc.                                                                                  5,000             163,750
Transact Technologies, Inc.                                                                       25,000             353,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                     516,875
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.4%
Activision, Inc.                                                                                  12,400             178,250
Credit Management Solutions, Inc.                                                                 20,500             271,625
CyberMedia, Inc.                                                                                  14,000             224,000
Imnet Systems, Inc.                                                                               10,000             310,625
OrCAD, Inc.                                                                                       15,000             165,000
QuadraMed Corporation                                                                             17,000             123,250
Select Software Tools, ADR(2)                                                                     15,000             198,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,471,500
-----------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES - 6.7%
Discreet Logic, Inc.                                                                              13,000             214,500
Edify Corporation                                                                                 17,500             258,125
Excite, Inc.                                                                                      16,500             236,156
Individual, Inc.                                                                                  35,000             140,000
XcelleNet, Inc.                                                                                   20,000             327,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                   1,176,281
-----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


JUNE 30, 1997 (UNAUDITED)                                                                          SHARES               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CONSULTING SERVICES - 1.9%
Superior Consultant Holdings Corporation                                                            9,100         $   335,562
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      335,562
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER/SPECIALTY RETAIL - 8.4%
Cannondale Corporation                                                                              9,800             173,950
Cost Plus, Inc.                                                                                    12,500             328,125
Factory Card Outlet Corporation                                                                    38,600             224,362
Filene's Basement Corporation                                                                      13,500              89,437
Gadzooks, Inc.                                                                                      4,400              85,800
Hot Topic, Inc.                                                                                     7,000             157,500
New West Eyeworks, Inc.                                                                             7,500             278,906
Party City Corporation                                                                              7,500             125,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    1,463,705
-----------------------------------------------------------------------------------------------------------------------------
DATA PROCESSING SERVICES - 1.0%
Transaction Network Services, Inc.                                                                 12,000             169,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      169,500
-----------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 1.3%
Lodgenet Entertainment Corporation                                                                 23,200             232,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      232,000
-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 1.5%
Willis Lease Finance Corporation                                                                   21,000             265,125
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      265,125
-----------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL/WHOLESALE - 0.9%
Opta Food Ingredients, Inc.                                                                        21,800             152,600
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      152,600
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES - 5.3%
Apple Orthodontix, Inc.                                                                            25,000             228,125
Horizon Mental Health Management, Inc.                                                             11,000             247,500
MedQuist, Inc.                                                                                      8,500             258,187
Res-Care, Inc.                                                                                     10,000             191,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      925,062
-----------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 8.7%
Act Manufacturing, Inc.                                                                            10,000             417,500
American Homestar Corporation                                                                      11,400             243,675
CN Biosciences, Inc.                                                                               21,000             399,000
NCI Building Systems, Inc.                                                                          7,500             242,812
RockShox, Inc.                                                                                     13,000             224,250
----------------------------------------------------------------------------------- -----------------------------------------
                                                                                                                    1,527,237
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


JUNE 30, 1997 (UNAUDITED)                                                                           SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL INSTRUMENTS/DEVICES - 3.7%
Closure Medical Corporation                                                                        12,200        $   234,850
Lifeline Systems, Inc.                                                                             11,500            221,375
Photoelectron Corporation                                                                          25,000            181,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      637,475
-----------------------------------------------------------------------------------------------------------------------------
MEDICAL SUPPLIES - 3.2%
Molecular Devices Corporation                                                                      20,000            350,000
Suburban Ostomy Supply Company, Inc.                                                               23,000            215,625
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      565,625
-----------------------------------------------------------------------------------------------------------------------------
NETWORK SYSTEMS - 1.9%
Tekelec Corporation                                                                                  9,500            336,062
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      336,062
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 4.2%
Medicis Pharmaceutical Corporation                                                                   8,500            423,937
Microcide Pharmaceuticals, Inc.                                                                     18,000            198,000
Neurocrine Biosciences, Inc.                                                                        13,000            117,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      738,937
-----------------------------------------------------------------------------------------------------------------------------
REITS - 1.3%
Redwood Trust, Inc.(1)                                                                               5,000            233,750
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      233,750
-----------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 3.7%
Garden Fresh Restaurant Corporation                                                                 20,000            237,500
Logan's Roadhouse, Inc.                                                                              7,000            166,250
PJ America, Inc.                                                                                    14,500            246,500
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      650,250
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT - 1.2%
Fusion Systems Corporation                                                                           5,500            217,594
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      217,594
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS - 3.0%
QLogic Corporation                                                                                  10,000            255,000
RF Monolithics, Inc.                                                                                13,000            263,250
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      518,250
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.0%
IWL Communications, Inc.                                                                            30,000            161,250
STAR Telecommunications, Inc.                                                                       14,200            188,150
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      349,400
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


JUNE 30, 1997 (UNAUDITED)                                                                           SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.3%
Atlantic Coast Airlines, Inc.                                                                      14,000         $   220,430
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                      220,430
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 91.4% (Cost $13,482,836)                                                                       16,006,870
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      733
Repurchase Agreement
   State Street Bank & Trust Company, 5.50%, dated 6/30/97,
   due 7/1/97, maturity value $947,145 (collateralized by $960,000
   par value U.S. Treasury Notes, 6.375%, due 4/30/99)                                                                947,000
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CASH AND CASH EQUIVALENTS - 5.4%                                                                                947,733


-----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, NET - 3.2%                                                                                              563,821
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS - 100.0%                                                                                        $ 17,518,424
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

(1) Income-producing security.
(2) ADR - American Depository Receipt.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Investments, at value (Cost: 13,482,836)                                                                         $ 16,006,870
Cash and cash equivalents                                                                                             947,733
Receivable for investments sold                                                                                       125,283
Receivable for fund shares subscribed                                                                                 907,666
Organization cost                                                                                                      15,885
Dividends/interest receivable                                                                                           3,145
-----------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                                                       18,006,582


-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                                     365,063
Accrued expenses                                                                                                       75,826
Payable for fund shares redeemed                                                                                       24,814
Payable to adviser                                                                                                     19,247
Payable to distributor                                                                                                  3,208
-----------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                                                     488,158


-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $ 17,518,424
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                                    15,199,749
Accumulated undistributed net investment loss                                                                         (79,711)
Accumulated net realized loss from investments                                                                       (125,648)
Net unrealized appreciation on investments                                                                          2,524,034
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                 $ 17,518,424
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
PRICING OF SHARES:
Net Asset Value, offering, and redemption
price per share - Class A Shares
(Net assets of $17,513,263 applicable to
1,392,657 shares of beneficial interest
outstanding with no par value)                                                                                   $      12.58
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering, and redemption
price per share - Class C Shares
(Net assets of $5,161 applicable to 410.51
shares of beneficial interest outstanding
with no par value)(1)                                                                                            $      12.57
-----------------------------------------------------------------------------------------------------------------------------

(1) Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS


FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                        $      27,419
Dividends                                                                                                               7,050
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                                34,469

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Investment advisory fees                                                                                               73,191
Professional fees                                                                                                      29,865
Custodian fees                                                                                                         29,810
Transfer agent fees                                                                                                    23,029
Registration and filing fees                                                                                           20,970
Administrative services fees                                                                                           14,639
Distribution fees - Class A Shares                                                                                     14,639
Shareholder reports                                                                                                    18,100
Organization expense                                                                                                   11,115
Trustees' fees and expenses                                                                                            11,041
Insurance                                                                                                                 140
Distribution fees - Class C Shares                                                                                          1
-----------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                        246,540
Less: Expense waiver by adviser                                                                                      (132,360)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES, NET                                                                                                   114,180

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (79,711)
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN/(LOSS) AND UNREALIZED APPRECIATION/(DEPRECIATION) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain from investments                                                                                      1,309
Net change in unrealized appreciation on investments                                                                1,906,857
-----------------------------------------------------------------------------------------------------------------------------
TOTAL NET REALIZED GAIN AND UNREALIZED APPRECIATION ON INVESTMENTS                                                  1,908,166

-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              $ 1,828,455
-----------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                        FOR THE                       FOR THE
                                                                               SIX MONTHS ENDED                  PERIOD ENDED
                                                                      JUNE 30, 1997 (UNAUDITED)           DECEMBER 31, 1996(1)
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                $   (79,711)                   $   (43,565)
Net realized gain/(loss) from investments                                                1,309                       (126,957)
Net change in unrealized appreciation on investments                                 1,906,857                        617,177
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 1,828,455                        446,655

-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
Net investment income - Class A Shares                                                       -                              -
Net investment income - Class C Shares(2)                                                    -                              -
Realized gain on investments - Class A Shares                                                -                              -
Realized gain on investments - Class C Shares(2)                                             -                              -
-----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                                          -                              -

-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capitalshare transactions                  6,225,655                      9,017,659
-----------------------------------------------------------------------------------------------------------------------------
TOTAL CAPITAL SHARE TRANSACTIONS                                                     6,225,655                      9,017,659

-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                         8,054,110                      9,464,314
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                  9,464,314                              -
End of period                                                                      $17,518,424                    $ 9,464,314
-----------------------------------------------------------------------------------------------------------------------------



(1) The Fund commenced operations on August 15, 1996.
(2) Class C shares were first sold on June 18, 1997.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS A SHARES

                                                                              FOR THE                                 FOR THE
FOR A SHARE OUTSTANDING                                                       SIX MONTHS ENDED                   PERIOD ENDED
THROUGHOUT EACH PERIOD:                                                     6/30/97 (UNAUDITED)                    12/31/96 (1)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                        $            11.00                   $      10.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                      (0.08)                         (0.08)
Net realized gain and net change in unrealized
      appreciation on investments                                                         1.66                           1.08
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      1.58                           1.00


-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                    --                             --
Distributions from realized gain on investments                                             --                             --
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                              $            12.58                   $      11.00
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                             14.36%                         10.00%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                  $            17,513                   $      9,464
Ratio of Expenses to Average Net Assets                                                   1.95%(2)                       3.08%(2)
Ratio of Net Investment Loss to Average Net Assets                                      (1.36)%(2)                      (2.13)%(2)
Portfolio Turnover Rate                                                                     50%                            22%
Average Commission Rate Paid(3)                                            $              0.06                   $       0.06
---------------------------------------------------------------------------------------------------------------------------------

(1) Class A shares were first issued on August 15, 1996.

(2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser, for the six months ended June 30, 1997, and for the period from August 1, 1996 (Commencement of Operations) to December 31, 1996, total return would have been 13.46% and 9.20%, respectively, the ratio of expenses to average net assets would have been 4.21% and 6.40%, respectively, and the ratio of net investment loss to average net assets would have been (3.62)% and (5.45)%, respectively.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

    Ratios, except for total return and portfolio turnover rate, have been annualized.

    Per-share data with respect to Class A shares for each period has been determined by using the average number of Class A shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS - CLASS C SHARES


                                                                                                                      FOR THE
FOR A SHARE OUTSTANDING                                                                                          PERIOD ENDED
THROUGHOUT THE PERIOD:                                                                                 6/30/97(1) (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $        12.18
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                     (0.01)
Net realized gain and net change in unrealized
      appreciation on investments                                                                                        0.40
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                     0.39

-----------------------------------------------------------------------------------------------------------------------------
Distributions from net investment income                                                                                   --
Distributions from realized gain on investments                                                                            --
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                 $        12.57
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                             3.20%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, end of period                                                                                      $            5
Ratio of Expenses to Average Net Assets                                                                                  2.70%(2)
Ratio of Net Investment Loss to Average Net Assets                                                                      (1.74)%(2)
Portfolio Turnover Rate                                                                                                    50%
Average Commission Rate Paid(3)                                                                                $         0.06
-----------------------------------------------------------------------------------------------------------------------------

(1)  Class C shares were first sold on June 18, 1997.

(2) If the Fund had paid all of its expenses and there had been no reimbursement from the Adviser, for the period from April 1, 1997 (Commencement of Offering) to June 30, 1997, total return would have been 3.12%, the ratio of expenses to average net assets would have been 4.01%, and the ratio of net investment loss to average net assets would have been (3.05)%.

(3) A fund is required to disclose its average commission rate per share for security trades on which a commission is charged. This amount may vary from fund to fund and period to period depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ. This rate generally does not reflect markups, markdowns or spreads on shares traded on a principle basis, if any.

     Ratios, except for total return and portfolio turnover rate, have been annualized. Total returns do not include the 1% contingent deferred sales charge.

     Per-share data with respect to Class C shares for each period has been determined by using the average number of Class C shares outstanding throughout each period. Distributions reflect actual per-share amounts distributed for the year.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS


The Robertson Stephens MicroCap Growth Fund (the "Fund") is a series of the Robertson Stephens Investment Trust (the "Trust"), a Massachusetts business trust organized on May 11, 1987. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund became effective to offer shares to the public on August 15, 1996. The Trust offers twelve series of shares -- The Robertson Stephens Emerging Growth Fund, The Robertson Stephens Value + Growth Fund, The Contrarian Fund-TM-, The Robertson Stephens Developing Countries Fund, The Robertson Stephens Growth & Income Fund, The Robertson Stephens Partners Fund, The Information Age Fund-TM-, The Robertson Stephens Global Natural Resources Fund, The Robertson Stephens Global Low-Priced Stock Fund, The Robertson Stephens Diversified Growth Fund, The Robertson Stephens MicroCap Growth Fund and The Robertson Stephens Global Value Fund. The assets for each series are segregated and accounted for separately.

The Trustees have authorized the issuance of two classes of shares of beneficial interest, designated as Class A and C, respectively. The shares of each class represent an interest in the same portfolio of investments of the Fund. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class may bear expenses unique to that class (including, but not limited to, distribution expenses applicable to such class). Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Board of Trustees declares separate distributions of each class of shares. Each class votes as a class only with respect to its own distribution plan or other matters for which a class vote as required by law or determined by the Board of Trustees. Class C shares were first sold by the Fund on June 18, 1997. Class C shares are subject to a 1% contingent deferred sales charge if those shares are redeemed within one year of purchase.

NOTE 1    SIGNIFICANT ACCOUNTING POLICIES:

The following policies are in conformity with generally accepted accounting principles.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a.   INVESTMENT VALUATIONS:

Marketable securities are valued at the last sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and asked prices. Short-term investments that will mature in 60 days or less are stated at amortized cost, which approximates market value. At June 30, 1997, 100% of the Fund's portfolio was valued in this manner.

Securities for which market quotations are not readily available are valued at their fair value as determined in accordance with the guidelines and procedures adopted by the Fund's Board of Trustees. The guidelines and procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the sale of the security, product development and trends of the security's issuer, changes in the industry and other competing companies, significant changes in the issuer's financial position, and any other event that could have a significant impact on the value of the security. At June 30, 1997, no security of the Fund was valued using these guidelines and procedures.

As its normal course of business, the Fund has invested a significant portion of its assets in companies within a number of industries in the health care and technology sectors. Accordingly, the performance of the Fund may be subject to a greater risk of market fluctuation than that of a fund invested in a wider spectrum of market or industrial sectors.

b.   REPURCHASE AGREEMENTS:

Repurchase agreements are fully collateralized by U.S. government securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that the collateral's market value equals at least 100% of the repurchase price under the agreement. However, in the event of default or bankruptcy, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's policy is to limit repurchase agreement transactions to those parties deemed by the Fund's Investment Adviser to have satisfactory creditworthiness.

c.   FEDERAL INCOME TAXES:

The Fund intends to comply with requirements of the Internal Revenue Code, qualifying as a regulated investment company. Therefore, the Fund does not expect to be subject to income tax, and no provision for such tax will be made.

As of December 31, 1996, the Fund has a capital loss carryforward of $126,957, which will expire by December 31, 2004. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

d.   SECURITIES TRANSACTIONS:

Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

e.   INVESTMENT INCOME:

Dividend income is recorded on the ex-dividend date. Interest income is accrued and recorded daily.

f.   DISTRIBUTIONS TO SHAREHOLDERS:

Dividends to shareholders are recorded on the ex-dividend date.

g.   CLASS ALLOCATIONS:

Income, common expenses, and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Transfer agent expenses, distribution/shareholder service fees, and any other class specific expenses, if any, are calculated daily at the class level based on the appropriate daily net assets of each class and the specific expense rate applicable to each class.

h.   CAPITAL ACCOUNTS:

Due to the timing of dividend distributions and the differences in accounting for income and realized gains/(losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains/(losses) were recorded by the portfolio.

NOTE 2    CAPITAL SHARES:

a.TRANSACTIONS:

The Fund has authorized an unlimited number of shares of beneficial interest with no par value divided into two classes designated Class A and Class C. Transactions in capital shares for Class A for the six months ended June 30, 1997, and for the period from August 15, 1996 (Commencement of Operations) to December 31, 1996, and for Class C for the period from June 18, 1997 (Commencement of Operations) to June 30, 1997, were as follows:


Class A


1/1/97 - 6/30/97                                    SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                      1,405,310        $ 16,181,403
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                 1,405,310        $ 16,181,403

------------------------------------------------------------------------------
Shares redeemed                                  (873,015)         (9,960,748)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                      532,295         $  6,220,655
------------------------------------------------------------------------------


8/15/96 - 12/31/96                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                      1,308,605        $ 13,800,689
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                 1,308,605        $ 13,800,689

------------------------------------------------------------------------------
Shares redeemed                                  (448,243)         (4,783,030)
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net increase                                       860,362        $  9,017,659
------------------------------------------------------------------------------

Class C


6/18/97* - 6/30/97                                  SHARES              AMOUNT
------------------------------------------------------------------------------
Shares sold                                         410.51             $ 5,000
Shares reinvested                                        -                   -
------------------------------------------------------------------------------
                                                    410.51             $ 5,000

------------------------------------------------------------------------------
Shares redeemed                                          -                   -
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Net increase                                        410.51             $ 5,000
------------------------------------------------------------------------------

* Class C shares were first sold on June 18, 1997.


NOTE 3    TRANSACTIONS WITH AFFILIATES:


a.   ADVISORY FEES AND EXPENSE LIMITATION:

Under the terms of an advisory agreement, which is reviewed and approved annually by the Board of Trustees, the Fund pays Robertson Stephens Investment Management, L.P. ("RSIM") an investment advisory fee and an administrative services fee calculated respectively at an annual rate of 1.25% and 0.25% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the Fund incurred investment advisory fees and administrative fees of $73,191 and $14,639, respectively. RSIM has voluntarily agreed to waive any annual operating expenses, excluding class-specific expenses, of the Fund's Class A shares and Class C shares exceeding an annual expense ratio of 1.95%. For the six months ended June 30, 1997, for Class A, and for the period from June 18, 1997 (Commencement of Operations) through June 30, 1997, for Class C, the Adviser voluntarily agreed to waive and reimburse fees of $132,358 and $2, respectively.

RSIM may recoup waived or reimbursed operating expenses over the succeeding two years, subject to expense limitations then applicable to the Fund. No previous expense waivers or reimbursements of operating expenses were recouped by RSIM from the Fund during the six months ended June 30, 1997.

b. COMPENSATION OF TRUSTEES AND OFFICERS:

Trustees and officers of the Fund who are affiliated persons receive no compensation from the Fund. Trustees of the Fund who are not interested persons of the Trust, as defined in the 1940 Act, collectively received compensation and reimbursement of expenses of $11,041 for the six months ended June 30, 1997.

c. DISTRIBUTION FEES:

The Fund has entered into agreements with Robertson, Stephens & Company LLC ("RS & Co.") for distribution services with respect to its Class A and Class C shares and has adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act, where continuance is reviewed annually by the Fund's Board of Trustees. Under these Plans, RS & Co. is compensated for services in such capacity including its expenses in connection with the promotion and distribution of the Fund's Class A and Class C shares. The distribution fees for Class A and Class C shares are calculated at an annual rate of 0.25% and 0.75%, respectively, based on the average daily net assets attributable to each class of shares, although the Class C Plan contemplates payments at a rate of up to 1.00% of the Fund's average net assets attributable to Class C shares. For the six months ended June 30, 1997, for Class A, and for the period from June 18, 1997 (Commencement of Operations) through June 30, 1997, for Class C, the Fund incurred distribution fees of $14,639 and $1, respectively.

d. SHAREHOLDER SERVICING FEE:

The Trust has adopted a Shareholder Servicing Plan for the Class C shares of each fund. Under the Plan, each fund pays fees to RS & Co. at an annual rate of up to 0.25% of the fund's average daily net assets of the Class C shares. The Plan contemplates that financial institutions will enter into shareholder service agreements with RS & Co. to provide administrative support services to their cus-tomers who are fund shareholders. In return for providing these support services, a financial institution may receive payments from RS & Co. at a rate not exceeding 0.25% of the average daily net assets of the Class C shares of each fund for which the financial institution is the financial institution of record. For the period from June 18, 1997 (Commencement of Operations) through June 30, 1997, for Class C, the Fund incurred no shareholder servicing fees.

e. BROKERAGE COMMISSIONS:

RSIM may direct orders for investment transactions to RS & Co. as broker-dealer, subject to Fund policies as stated in the prospectus, regulatory constraints, and the ability of RS & Co. to provide competitive prices and commission rates. All investment transactions in which RS & Co. acts as a broker may only be executed on an agency basis. Subject to certain constraints, the Fund may make purchases of securities from offerings or underwritings in which RS & Co. has been retained by the issuer. For the six months ended June 30, 1997, the Fund paid no brokerage commissions to RS & Co.

NOTE 4    INVESTMENTS:

a. TAX BASIS OF INVESTMENTS:

At June 30, 1997, the cost of investments for federal income tax purposes was $13,482,836. Accumulated net unrealized appreciation on investments was $2,524,034, consisting of gross unrealized appreciation and depreciation of $3,166,541 and $642,507, respectively.

b. INVESTMENT PURCHASES AND SALES:

For the six months ended June 30, 1997, the cost of investments purchased and the proceeds from investments sold (excluding short-term investments) were $10,933,881, and $5,405,082, respectively.

NOTE 5    MERGER:

On June 8, 1997, BankAmerica Corporation ("BankAmerica") entered into an Agreement and Plan of Merger with Robertson, Stephens & Company Group, L.L.C. and Robertson, Stephens & Company, Inc., pursuant to which each of those entities would be merged into a subsidiary of BankAmerica. Upon the consummation of those mergers (expected to occur as early as September 30, 1997), BankAmerica will become the owner of the entire beneficial interest in RSIM, L.P. and RSIM, Inc.

ADMINISTRATION

OFFICERS AND TRUSTEES
G. Randy Hecht, Trustee
     President, Chief Executive Officer
Leonard B. Auerbach, Trustee
     President and Chairman of Auerbach Associates, Inc.
John W. Glynn, Jr., Trustee
     Principal and Chairman of
     Glynn Capital Management
James K. Peterson, Trustee
     Former Director of the IBM Retirement Funds
John P. Rohal, Trustee
     Managing Director and Director of Research, Robertson, Stephens & Co. Terry R. Otton
     Chief Financial Officer
Dana K. Welch
     Secretary

INVESTMENT ADVISER
Robertson Stephens & Company
Investment Management, L.P.
555 California Street, Suite 2600
San Francisco, CA 94104

DISTRIBUTOR
Robertson, Stephens & Company LLC
555 California Street, Suite 2600
San Francisco, CA 94104
1-800-766-3863

TRANSFER AGENT AND DISBURSING AGENT
State Street Bank & Trust Company
c/o National Financial Data Services
Kansas City, MO
1-800-272-6944

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, CA

LEGAL COUNSEL
Ropes & Gray
Boston, MA

This report is submitted for the information of shareholders of The Robertson Stephens MicroCap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Published August 29, 1997

Design: Broom & Broom, Inc., San Francisco
Photography: Jerry Orabona, Bill Zemanek

THE ROBERTSON STEPHENS MUTUAL FUNDS

In addition to THE MICROCAP GROWTH FUND, Robertson Stephens offers the following mutual funds:


THE CONTRARIAN FUND-TM-
A DEFENSIVE POSITION IN TODAY'S VOLATILE MARKET - Invests in attractively priced, growing companies worldwide that are out of favor or have not been discovered by institutional investors. Adheres to an independent, aggressive, and flexible investment strategy. Managed by Paul Stephens.

THE DEVELOPING COUNTRIES FUND
A PORTFOLIO OF GROWING COMPANIES IN EMERGING MARKETS - Invests primarily in publicly traded equities of developing countries, as well as in private placement emerging market equity securities. No load. Managed by Michael Hoffman.

THE DIVERSIFIED GROWTH FUND
FOCUSING ON SMALL- AND MID-CAP COMPANIES - Invests primarily in equity securities to create a portfolio broadly diversified over industries and companies. No load. Managed by John Wallace.

THE EMERGING GROWTH FUND
SEEKING TO INVEST IN AMERICA'S MOST DYNAMIC, GROWTH-ORIENTED INDUSTRIES - Invests primarily in common stocks of emerging growth companies (predominantly technology, specialty retailing, and health care) with above-average growth potential. No load. Managed by Jim Callinan.

THE GLOBAL LOW-PRICED STOCK FUND
SEEKING OVERLOOKED AND UNDERVALUED COMPANIES - Invests in companies worldwide that are low-priced (stock prices no greater than $10 per share), have future growth potential, but are underappreciated or overlooked by other investors. No load. Managed by Hannah Sullivan.

THE GLOBAL NATURAL RESOURCES FUND
PRIMARILY FOCUSING ON ATTRACTIVE HARD ASSET COMPANIES - Invests in equities of companies engaged in the discovery, development, production, or distribution of natural resources, such as energy, metals, and forest products. No load. Managed by Andy Pilara.

THE GLOBAL VALUE FUND
APPLYING A CASH FLOW VALUE METHODOLOGY WORLDWIDE - Uses a methodology that combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.

THE GROWTH & INCOME FUND
SEEKING HIGH GROWTH WHILE ATTEMPTING TO MANAGE RISK - Invests primarily in small- and mid-cap company stocks, as well as convertible bonds and preferred stocks. No load. Managed by John Wallace.

THE INFORMATION AGE FUND-TM-
FOCUSING ON INVESTMENTS IN THE INFORMATION TECHNOLOGY SECTOR -
Invests in a wide range of technology companies with strong fundamentals, market advantage, and growth potential, including computer hardware and software, telecommunications, and multimedia. No load. Managed by Ron Elijah.

THE PARTNERS FUND
A SMALL-CAP FUND USING A VALUE METHODOLOGY - This methodology combines traditional Graham & Dodd balance sheet analysis and cash flow analysis. No load. Managed by Andy Pilara.

THE VALUE + GROWTH FUND
A GROWTH FUND FOR THE LONG-TERM INVESTOR - Invests primarily in growth companies with favorable price/earnings ratios in sectors with the potential for above-average growth. No load. Managed by Ron Elijah.

Please read the prospectus to learn about the Funds' objectives, investment policies, and the special risks associated with The Robertson Stephens Mutual Funds, including international investing, investing in smaller companies, investing in a more limited number of issuers and sectors or a particular sector, short selling, using options and futures, and investing in high-yielding, lower-quality debt securities.

ROBERT STEPHENS & COMPANY

BRINGING THE FUND MANAGER TO YOU

555 California Street, Suite 2600
San Francisco, California 94104


FUND NEWS & INFORMATION

ROBERTSON STEPHENS INVESTOR SERVICES

-    Knowledgeable mutual fund representatives.

-    Automated access to daily net asset values.

-    Portfolio Manager Hotline, 24 hours a day.

1-800-766-3863

ROBERTSON STEPHENS
MUTUAL FUND E-MAIL

FUNDS@RSCO.COM

     [LOGO]

ROBERTSON STEPHENS
ON THE WEB

HTTP://WWW.RSIM.COM


ROBERTSON STEPHENS
ACCOUNTLINK

-    Automated account information, 24 hours a day.

1-800-624-8025


FUND LISTINGS

The Robertson Stephens MicroCap Growth Fund's computer quotation symbol is
RSMGX.


The views expressed in this report were those of the Fund's portfolio manager as of the date specified, and may not reflect the views of the portfolio manager on the date they are first published or at any other time thereafter. RSIM and its affiliates may buy or sell investments at any time for the Fund, their other clients or for their own accounts, and may not necessarily do so in a manner consistent with the views expressed in this report. The prices at which they buy or sell investments may be affected favorably by the contents of this report or the timing of its publication. THE VIEWS EXPRESSED IN THIS REPORT ARE INTENDED TO ASSIST SHAREHOLDERS OF THE FUND IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE; INVESTORS SHOULD CONSULT THEIR OWN INVESTMENT PROFESSIONALS AS TO THEIR INDIVIDUAL INVESTMENT PROGRAMS.